UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2007

Check here if Amendment
[   ]; Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
              	Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		Alternate Compliance Officer
Phone:		416   932-6337

Signature, Place, and Date of Signing:
___________________________________  	[Signature]
 Toronto, Ontario, Canada		[City, State]
 July 11, 2007				[Date]



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






Beutel, Goodman & Company Ltd.                                                                     Form 13F
                    Form 13F                                                                     File Number
           Information Table                                                                     28 - 11939

                    30-Jun-07

                                                                                                     Voting
                                                            Total     Shares  Investment   Other  Authority
Name of Issuer               Title of Class       CUSIP (x $1000)             Discretion   Mgrs.       Sole Shared    None
Alcan Inc.                           Common   013716105    270,269  3,110,112        Sole          2,545,612        564,500
Bank of Montreal                     Common   063671101    221,628  3,240,174        Sole          2,540,911        699,263
Bank of  Nova Scotia                 Common   064149107    177,070  3,412,405        Sole          2,601,283        811,122
Barrick Gold Corp.                   Common   67901108     158,627  5,120,288        Sole          4,146,588        973,700
BCE Inc.                             Common   05534B760    315,485  7,820,659        Sole          6,296,230       1,524,42
CIBC                                 Common   136069101    155,543  1,620,404        Sole          1,219,018        401,386
Enbridge                             Common   29250N105    140,862  3,923,743        Sole          3,204,243        719,500
Magna Intl  Inc              Class A Sub Vtg  559222401    183,467  1,881,714        Sole          1,529,788        351,926
Manulife Financial                   Common   56501R106    410,733 10,309,571        Sole          8,290,699       2,018,87
Nexen                                Common   65334H102    213,180  6,460,004        Sole          5,228,804       1,231,20
Open Text Corp.                      Common   683715106    145,144  6,218,698        Sole          5,510,898        707,800
Petro Canada                         Common   71644E102    330,005  5,815,073        Sole          4,576,342       1,238,73
Sun Life Financial inc               Common   866796105    302,926  5,967,811        Sole          4,817,909       1,149,90
Talisman Energy Inc                  Common   87425E103    242,180 11,756,324        Sole          9,296,065       2,460,25
Thomson Corp                         Common   884903105    177,587  4,082,465        Sole          3,330,065        752,400
Toronto Dominion Bank                Common   891160509    512,706  7,036,872        Sole          5,592,741       1,444,13
Transalta Corp.                      Common    89346D10    123,260  4,607,856        Sole          3,805,138        802,718

Total                                                    4,080,672







FORM 13F SUMMARY PAGE


Report Summary: June 30, 2007

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 17


Form 13F Information Table Value Total: 4,080,672 (thousands)


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number Name
____ 28-__11939_____________________
[Repeat as necessary.]